OPTIONS	12 Months Ended
Oct. 31, 2021
OPTIONS
NOTE 5 - OPTIONS

NOTE 5 - OPTIONS

The Company, under its 2012 Stock Option Plan, issues options to various officers, directors, and consultants. The options vest in equal annual installments over a five year period with the first 20% vested when the options are granted. All of the options are exercisable at a purchase price based on the last trading price of the Company’s common stock.

On December 12, 2019, the Company issued 336,250 options: 120,000 to two officers, 11,250 to three independent directors and 205,000 to six employees and consultants. The options are exercisable into common stock of the Company at $0.59 per share. The Company calculated a fair value of the options of $132,673 using the Black Scholes option pricing model with computed volatility of 207%, risk-free interest rate of 2%, expected dividend yield 0%, stock price at measurement date of $0.39 and the expected term of ten years. The options are expensed over a five-year period with 20% upon issuance and 20% for the first and each subsequent year.

On December 15, 2020, the Company issued 41,250 options: 11,250 to three independent directors and 30,000 to three consultants. The options are exercisable into common stock of the Company at $0.64 per share. The Company calculated a fair value of the options of $27,190 using the Black Scholes option pricing model with computed volatility of 201%, risk-free interest rate of 2%, expected dividend yield 0%, stock price at measurement date of $0.68 and the expected term of ten years. The options are expensed over a five-year period with 20% upon issuance and 20% for the first and each subsequent year.

The Company has elected to amortize the options over the vesting period of the option as stock-based compensation. During the year ended October 31, 2021, the Company expensed $194,926 for options. The unrecognized future balance to be expensed over the term of the options is $132,610.

The number of options exercisable as of year ended October 31, 2021 was 6,081,250.

The following sets forth the options granted and outstanding as of October 31, 2021:

			Weighted
		Weighted	Average
		Average	Remaining	Granted
		Exercise	Contract	Options	Intrinsic
	Options	Price	Life	Exercisable	Value
Outstanding at Year Ended October 31, 2019	7,581,400	0.13	7.19	5,470,540	$1,827,117
Granted	336,250	0.56	9.50	--	--
Exercised	--	--	--
Forfeited	--	--	--	--	--
Outstanding at Year Ended October 31, 2020	7,917,650	0.15	6.16	5,765,680	3,627,845
Granted	41,250	0.64	9.63	--	--
Exercised	-	--	--	--	--
Forfeited	--	--	--	--	--
Outstanding at Yar Ended October 31, 2021	7,958,900	0.15	5.16	6,081,250	$3,805,201